Convertible debentures (Schedule of detailed information about underlying assumptions) (Details) - Derivative liabilities [Member] - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Convertible Debentures [Line Items]
Expected dividend yield	0.00%	0.00%
CDN to USD exchange rate (as applicable)	$ 0.7186	$ 0.7209
Minimum [Member]
Convertible Debentures [Line Items]
Volatility factor (based on historical volatility)	140.00%	114.00%
Risk free interest rate	3.18%	5.11%
Expected life of conversion features (in months)	0 months	0 months
Call value	$ 0.02	$ 0.01
Maximum [Member]
Convertible Debentures [Line Items]
Volatility factor (based on historical volatility)	203.00%	189.00%
Risk free interest rate	3.50%	5.48%
Expected life of conversion features (in months)	12 months	11 months
Call value	$ 0.04	$ 0.08